B. PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Property, and plant and equipment,Gross	$ 9,883	$ 23,859
Less: accumulated depreciation/amortization	(6,075)	(10,880)
Property, and plant and equipment, Net	$ 3,808	12,979
Equipment, furniture and fixtures [Member]
Estimated Useful Life	3 - 7 yrs
Property, and plant and equipment,Gross	$ 4,791	9,697
Software [Member]
Estimated Useful Life	5 yrs
Property, and plant and equipment,Gross	$ 1,143	872
Leasehold Improvements [Member]
Estimated Useful Life	10 yrs or lease term, if shorter
Property, and plant and equipment,Gross	$ 3,949	$ 13,290